Prospectus/Proxy Statement
Please Vote Today!
Federated Liberty U.S. Government Money Market Trust
A Portfolio of Money Market Obligations Trust
Time is of the essence. Voting only takes a few minutes and your participation is important! Act now to help the fund avoid additional expense.
We recommend that you read the Proxy Statement in its entirety; the explanation will help you decide on the vote.
Thank you in advance for your vote, and for your continued support of the Federated Funds.
Federated Liberty U.S. Government Money Market Trust (“LIB” or the “Fund”) will hold a special meeting of shareholders on December 8, 2015.
Shareholders are being asked to approve the Reorganization of LIB into Federated Government Reserves Fund (FGRF), a money market fund with identical investment objectives and strategies that has lower net expenses.
Please refer to the enclosed Prospectus/Proxy Statement as well as the highlighted information below for details on the Reorganization.
Why am I being asked to vote?
Certain mutual funds are required to obtain shareholder approval for Reorganizations like the one described here and in the accompanying Prospectus/Proxy Statement. As a shareholder of LIB, you have a right to vote on the Reorganization, and we urge you to do so. Your prompt response will save the Fund the additional expense of follow-up mailings and proxy solicitations.
Why has the Board of Trustees recommended that I vote in favor of the Reorganization?
The Board of Trustees of the Fund, including a majority of the trustees who are “non-interested” trustees (as that term is defined in the Investment Company Act of 1940), approved the Reorganization because it believes that the Reorganization is in the best interests of the Fund and its shareholders, and that the interests of existing shareholders will not be diluted as a result of the Reorganization.
If approved by shareholders and after the Reorganization, shareholders will be invested in a larger, more viable fund with identical investment objectives and strategies, lower net expenses, and with the potential for greater fund efficiencies and investment opportunities. Further, the Fund's Adviser believes that LIB will be merged into a fund that would be better suited to meet investor demands in response to the implementation of the amendments to the requirements of Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds.
On their own initiative, the Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses. FGRF's total net annual fund operating expenses are less than the total net expenses of LIB, as shown below:
	Total Annual Net Expenses*
Fund	Class A	Class B	Class C	Class F
LIB	0.93%	1.83%	1.83%	0.93%
FGRF	0.87%	1.27%	1.27%	0.87%
*	FGRF's total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by FGRF) (after the voluntary waivers and/or reimbursements) will not exceed 0.87%, 1.27%, 1.27% and 0.87%, respectively, up to but not including the later of: (a) August 1, 2016 (the “Termination Date”); or (b) the date of the Fund's next effective Prospectus.
Please see the section entitled “Summary—Reasons for the Proposed Reorganization” in the Prospectus/Proxy Statement for more information.

How will the Reorganization affect my investment?
The cash value of your investment will not change as a result of the Reorganization, and you will not have to pay any sales charge in connection with the transfer of your assets.
Under the plan, LIB will transfer all or substantially all of its assets to FGRF, in exchange for shares of FGRF. FGRF shares will be distributed pro rata by LIB to its shareholders in complete liquidation and termination of LIB.
If you own shares in:	You will receive shares of:
Federated Liberty U.S. Government Money Market Trust	Federated Government Reserves Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class F Shares	Class F Shares

What are the tax consequences of the Reorganization?
The Reorganization is expected to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
The Fund will distribute any undistributed income and realized capital gains accumulated prior to the Reorganization to its shareholders. These distributions, if any, will be taxable.
When will the Reorganization occur?
Assuming shareholder approval is obtained, the Reorganization is expected to occur after the close of business on or about December 18, 2015.
What are the costs associated with the Reorganization?
LIB will pay the direct proxy expenses associated with the Reorganization which are estimated to be approximately $56,390; provided that FGRF will pay registration fees with respect to securities issued pursuant to the Reorganization, on an as-incurred basis. Given the waiver positions of LIB and FGRF, and the fact that LIB and FGRF are being operated at the applicable voluntary expense caps, the Adviser expects that the Adviser and its affiliates will indirectly pay some or all of the expenses that LIB and FGRF are being asked to pay.
Can I continue to make purchases into LIB?
Yes, you can make purchases into LIB until the close of business on December 18, 2015, at which time the Fund will be closed to investments.
Will my current account options transfer over to my new account?
Yes, these servicing features will transfer automatically to your FGRF account. However, if you participate in a systematic investment program, you will receive a communication requesting that you confirm your continued participation in such a plan.
What should I do in connection with the Reorganization?
Please vote your shares today. If the Reorganization is approved, at the close of business on or about December 18, 2015, your shares will automatically be exchanged for shares in FGRF. Please do not attempt to make the Reorganization exchange into FGRF yourself.
How do I vote?
There are several ways in which you can cast your vote:
•	Online–Use the web address on the ballot;
•	Telephone–Use the toll-free telephone number on the ballot;
•	Mail–Complete and return the ballot in the enclosed postage paid envelope; or
•	In Person at the special shareholder meeting on December 8, 2015.
If you:
1.	Sign and return the ballot without indicating a preference, your vote will be cast “for” the proposal.
2.	Do not respond at all, we may contact you by telephone to request that you cast your vote.

Whom do I call if I have questions about this Prospectus/Proxy Statement?
Please don't hesitate to contact your Investment Professional or call us toll-free at 1-800-341-7400.
Thank you in advance for your vote, and your continued support of the Federated Funds.
After careful consideration, the Board of Trustees has unanimously approved this proposal.
The Board of Trustees recommends that you read the enclosed materials carefully and vote FOR the proposal.

MONEY MARKET OBLIGATIONS TRUST
FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD December 8, 2015
TO SHAREHOLDERS OF FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:
A special meeting of shareholders of Federated Liberty U.S. Government Money Market Trust, (LIB) will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 10:00 a.m. (Eastern time), on December 8, 2015, for the following purposes:
(1)	To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Government Reserves Fund (FGRF) would acquire all, or substantially all, of the assets of LIB in exchange for Class A Shares, Class B Shares, Class C Shares and Class F Shares of FGRF to be distributed pro rata by LIB to its shareholders of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively, in a complete liquidation and dissolution of LIB;
and
(2)	To transact such other business as may properly come before the special meeting or any adjournment thereof.
Any such vote in FAVOR or AGAINST the proposal will also authorize the persons named as proxies to vote accordingly in FAVOR or AGAINST any such adjournment of the Special Meeting.
The Board of Trustees has fixed October 19, 2015, as the record date for determination of shareholders entitled to vote at the meeting.
By Order of the Board of Trustees,
John W. McGonigle
Secretary
October 20, 2015
PLEASE SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD PROMPTLY.
YOU CAN HELP THE FUNDS AVOID THE NECESSITY AND EXPENSE OF SENDING
FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY RETURNING THE ENCLOSED
PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN,
DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM
MAY BE REPRESENTED AT THE MEETING. THE ENCLOSED ENVELOPE REQUIRES
NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT
October 20, 2015
Acquisition of the assets of
FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
By and in exchange for Shares of
FEDERATED GOVERNMENT RESERVES FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
This Prospectus/Proxy Statement describes the proposal for the reorganization (the “Reorganization”) pursuant to the Agreement and Plan of Reorganization (the “Plan”), of Federated Liberty U.S. Government Money Market Trust (LIB), with and into Federated Government Reserves Fund (FGRF). Under the Plan, LIB would transfer all or substantially all of its assets to FGRF, in exchange for Shares of FGRF. FGRF is expected to be the accounting survivor in the Reorganization. Shares of FGRF will be distributed pro rata by LIB to its shareholders in complete liquidation and termination of LIB. As a result of the Reorganization, each shareholder holding Shares of LIB will become the shareholder of Shares of FGRF, having a total net asset value (NAV) equal to the total NAV of the shareholder's holdings in LIB on the date of the Reorganization (the “Closing Date”). For purposes of this Prospectus/Proxy Statement, LIB and FGRF may be referred to individually, as applicable, as a “Fund” and, collectively, as the “Funds.”
The Board of Trustees of LIB, including a majority of the “non-interested” trustees (as that term is defined under the 1940 Act) (the “Board”) has determined that the Reorganization is in the best interests of LIB, and that interests of the existing shareholders of LIB will not be diluted as a result of the Reorganization. The Board is recommending that shareholders of LIB approve the Reorganization. Information on the rationale for the Reorganization is included in this Prospectus/Proxy Statement in the section entitled “Summary—Reasons for the Proposed Reorganization.”
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). For information on the tax consequences of the Reorganization, see the sections entitled “Summary—Tax Consequences” and “Information about the Reorganization—Federal Income Tax Consequences” in this Prospectus/Proxy Statement.
The investment objective of LIB is stability of principal. The investment objective of FGRF is current income. For a comparison of the investment objectives, policies, limitations and risks of LIB with those of FGRF, see the section entitled “Summary—Comparison of Investment Objectives, Policies and Risks” in this Prospectus/Proxy Statement.
This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. The Statement of Additional Information dated July 20, 2015, relating to this Prospectus/Proxy Statement, contains additional information and has been filed by FGRF with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Proxy Statement):
1. Prospectus of LIB dated September 30, 2015 (File Nos. 33-31602 and 811-5950);
2. Statement of Additional Information for LIB dated September 30, 2015 (File Nos. 33-31602 and 811-5950);
3. Statement of Additional Information for FGRF dated July 20, 2015 (File Nos. 33-31602 and 811-5950);
4. Annual Report for LIB dated July 31, 2015 (File Nos. 33-31602 and 811-5950); and
5. Annual Report for FGRF dated July 31, 2015 (File Nos. 33-31602 and 811-5950).

Copies of these materials and other information about LIB and FGRF may be obtained without charge by writing or calling the Funds at the addresses and telephone numbers shown on the previous pages. You can copy and review information about the Funds at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about LIB and FGRF are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-1520.
Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on December 8, 2015: This Proxy Statement is available on the Internet at the website listed on your proxy card(s). On this website, you also will be able to access the Notice of Special Meeting of Shareholders, the form of proxy cards and any amendments or supplements to the foregoing materials that are required to be furnished to shareholders.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SUMMARY
This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A form of the Agreement and Plan of Reorganization (the “Plan”) pursuant to which the reorganization (the “Reorganization”) will be conducted is attached to this Prospectus/Proxy Statement as Annex A.
If the proposal is approved, under the Plan, LIB will transfer all, or substantially all, of its assets (except for deferred or prepaid expenses to the extent that they do not have a continuing value to FGRF, and which are not expected to be material in amount; and amounts reserved for payments of LIB's liabilities and any additional cash received by LIB after the Closing Date in excess of accrued liabilities recorded on the LIB's books on or before the Closing Date that is retained by LIB's Adviser) to FGRF in exchange for Shares of FGRF. LIB will be required to discharge all of its respective liabilities and obligations prior to consummation of the Reorganization. FGRF is expected to be the accounting survivor of the Reorganization. FGRF's Shares will be distributed pro rata by LIB to its shareholders in complete liquidation and termination of LIB. As a result of the Reorganization, each shareholder of LIB's Shares will become the shareholder of Shares of FGRF having a total NAV equal to the total NAV of the shareholder's holdings in LIB on the date of the Reorganization.
REASONS FOR THE PROPOSED REORGANIZATION
The Boards considered the potential benefits and costs of the Reorganization to LIB and FGRF and their respective shareholders. In this regard, the Boards reviewed detailed information comparing each Fund, as described herein.
LIB and FGRF are each money market funds that seek to maintain a stable net asset value of $1.00 per share. Each of the Funds has substantially similar investment objectives and investment strategies. However, FGRF has lower net expenses on its Class A, Class B, Class C and Class F Shares as compared to the Class A, Class B, Class C and Class F Shares of LIB. Accordingly, it is anticipated that the Reorganization will provide LIB shareholders with a fund that offers the similar investment objectives and strategies with lower net expenses than currently offered by LIB. The Board of LIB, including a majority of the trustees who are “non-interested” trustees within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”), has determined, pursuant to Rule 17a-8 of the 1940 Act, that participation in the Reorganization is in the best interests of LIB and that the interests of the existing shareholders of LIB will not be diluted as a result of the Reorganization. The Board of FGRF likewise approved the Reorganization on behalf of FGRF. Pursuant to Rule 17a-8 of the 1940 Act, the Board of FGRF, including a majority of the trustees who are “non-interested” trustees within the meaning of Section 2(a)(19) of the 1940 Act, determined that the Reorganization is in the best interest of FGRF and its shareholders, and that the interests of the existing FGRF shareholders would not be diluted as a result of the Reorganization.
In considering whether to approve the Reorganization, and reaching the above conclusions, the Board of each Fund took into consideration a number of factors, including:
•	LIB and FGRF have substantially similar investment objectives and primary investment strategies;
•	The lower net expenses of FGRF compared to the expenses of LIB;
•	The fact that it is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes (and that the Funds will receive an opinion of counsel to this effect);
•	That FGRF is expected to benefit from the increase in its assets following the Reorganization resulting in a larger, more viable fund with potential for greater efficiencies and investment opportunities;
•	That there will be no dilution to shareholders in the transaction, because each LIB shareholder will become the owner of shares of FGRF having a total net asset value equal to the total net asset value of his or her holdings in LIB on the date of the Reorganization; and
•	That FGRF's performance is generally competitive with LIB, and there is no anticipated decline in services to LIB shareholders as a result of the Reorganization.
With respect to Reorganization-related expenses, the Board of each Fund considered that:
•	FGRF will pay registration fees, with respect to securities issued pursuant to the Reorganization, on an as incurred basis;

•	LIB will pay direct proxy expenses associated with the Reorganization estimated at approximately $56,390; provided that FGRF will pay registration fees with respect to securities issued pursuant to the Reorganization on an as-incurred basis;
•	Given the waiver positions of LIB and FGRF and the fact that LIB and FGRF are being operated at the applicable voluntary expense caps, the Adviser expects that the Adviser and its affiliates will indirectly pay some or all of the expenses that LIB and FGRF are being asked to pay.
In sum, LIB shareholders will be receiving shares in a larger, more viable fund with share class net expense ratios below LIB's share class net expense ratios. Further, shareholders of LIB will be receiving shares of a fund which the Adviser believes would be better suited to meet investor demands in response to the implementation of the amendments to the requirements of Rule 2a-7 under the 1940 Act, which governs money market funds. The Adviser has recommended and the Board has approved certain policies in response to the implementation of the amendments to the requirements of Rule 2a-7. Among other items, this includes approving a non-fundamental investment policy necessary for FGRF to qualify as a government money market fund. Similar policies have not been adopted on behalf of LIB. LIB shareholders also will be receiving shares of FGRF in a Reorganization transaction that is intended to be tax-free and therefore will experience a more preferable tax result as compared to a liquidation of LIB.
Given the above factors, the Adviser believes that the bulk of the benefits of the Reorganization favor LIB and its shareholders, as opposed to the Adviser and its affiliates, and that, in this instance, the proposed allocation of expenses is reasonable and appropriate, and does not result in unfair dilution or LIB bearing the cost of a transaction where a greater benefit will accrue to another person (such as the Adviser and its affiliates). Based on the information and considerations described above and otherwise in this Prospectus/Proxy Statement, the Board approved the Reorganization and the Plan on May 14, 2015.
TAX CONSEQUENCES
Tax-Free Reorganization under the Code
As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), so that no gain or loss will be recognized directly as a result of the Reorganization by either Fund or by LIB's shareholders. The tax basis of the shares of FGRF received by the LIB shareholders will be the same as the tax basis of their shares in LIB. Prior to the Reorganization, LIB will distribute to shareholders any previously undistributed ordinary income and net capital gains accumulated prior to the Reorganization. Any such distributions will be taxable to LIB shareholders. For further discussion, see “Information About the Reorganization—Federal Income Tax Consequences.”
Distributions and the Treatment of Capital Loss Carryforwards and Realized Gains
As noted above, shareholders generally will not incur capital gains or losses on the exchange of shares of LIB for shares of FGRF as a result of the Reorganization. However, shareholders may incur capital gains or losses if they sell their shares of LIB before the Reorganization becomes effective or sell/exchange their shares of FGRF after the Reorganization becomes effective. Shareholders also will be responsible for tax obligations associated with monthly, periodic, or other dividend or capital gains distributions that occur prior to and after the Reorganization.
For example, shareholders will be responsible for any taxes payable in connection with taxable distributions made, if any, by LIB immediately prior to the Reorganization. These distributions may include capital gains realized on dispositions of portfolio securities in the ordinary course of business or in connection with the Reorganization. It is anticipated that LIB will transfer most, if not all, of its portfolio to FGRF pursuant to the Reorganization. As of the Closing Date, if any such dispositions of portfolio securities from the portfolio of LIB result in LIB having a net capital gain, such capital gain will be distributed to shareholders as a taxable distribution prior to the Reorganization being consummated. LIB does not currently intend to sell any of its portfolio securities, other than in the ordinary course of business, prior to the Reorganization. Consequently, because LIB anticipates transferring most, if not all, of its securities to FGRF pursuant to the Reorganization, brokerage costs incurred in connection with the Reorganization and the repositioning of LIB's portfolio are expected to be minimal.

LIB did not have any capital loss carryforwards as of July 31, 2015, its last fiscal year end for which audited financial statements are available. As of July 31, 2015, its most recent fiscal year end, LIB did have an $18 post-October capital loss that was deferred to and is available as of the first day of its next fiscal year. As of July 31, 2015, its most recent fiscal year end, LIB had net realized gains of $29 and no unrealized gains or losses. FGRF did not have any capital loss carryforwards as of July 31, 2015, its last fiscal year end for which audited financial statements are available. As of July 31, 2015, its most recent fiscal year end, FGRF had net realized capital gains of $5,538 and no unrealized gains or losses.
Shareholders of LIB should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganization in light of their individual circumstances.
THE BOARD OF TRUSTEES OF LIB UNANIMOUSLY RECOMMENDS THAT YOU
VOTE “FOR” THE APPROVAL OF THE REORGANIZATION.
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS
This section will help you compare the investment objectives, policies and risks of the Funds. The investment objectives, policies and risks of the Funds are substantially similar. LIB and FGRF are both money market funds, with similar objectives and strategies. The differences in the Funds' investment objectives, policies and risks are discussed below.
The differences in the Funds' investment limitations are also discussed below. Please be aware that the foregoing is only a summary, and this section is only a brief discussion. More complete information may be found in each Fund's prospectus and Statement of Additional Information.
INVESTMENT OBJECTIVES AND POLICIES
LIB
The investment objective of LIB is to provide stability of principal and current income consistent with stability of principal.
The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund may also hold cash.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
•	current U.S. economic activity and the economic outlook;
•	current short-term interest rates;
•	the Federal Reserve Board's policies regarding short-term interest rates; and
•	the potential effects of foreign economic activity on U.S. short-term interest rates.
The Adviser generally shortens the portfolio's DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's DWAM by comparing the returns currently offered by different investments to their historical and expected returns.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.

The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.
Temporary Cash Positions
The Fund may temporarily depart from its principal investment strategies by holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such temporary cash positions could affect the Fund's investment returns and/or the Fund's ability to achieve its investment objective.
FGRF
The investment objective of FGRF is to provide current income consistent with stability of principal and liquidity.
The Fund invests exclusively in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund may also hold cash.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
•	current U.S. economic activity and the economic outlook;
•	current short-term interest rates;
•	the Federal Reserve Board's policies regarding short-term interest rates; and
•	the potential effects of foreign economic activity on U.S. short-term interest rates.
The Adviser generally shortens the portfolio's DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's DWAM by comparing the returns currently offered by different investments to their historical and expected returns.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.
Temporary Cash Positions
The Fund may temporarily depart from its principal investment strategies by holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such temporary cash positions could affect the Fund's investment returns and/or the Fund's ability to achieve its investment objective.
COMPARISON OF RISKS
Because each Fund has similar investment objectives and policies, their principal risks will be similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds.
•	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
•	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
•	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies
•	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value
•	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
•	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
•	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
•	Regulatory Reform Risk. Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Fund. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. (U.S. government money market funds are exempt from a number of the changes required by these amendments.) As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.
•	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
COMPARISON OF INVESTMENT LIMITATIONS
Each Fund has fundamental investment limitations which cannot be changed without shareholder approval. Each Fund also has non-fundamental investment limitations which may be changed by the relevant Fund's board without shareholder approval.
The following chart compares the fundamental and non-fundamental limitations of LIB and FGRF.

LIB	FGRF
Diversification (Fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.	Diversification (Fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any other issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.
Borrowing Money and Issuing Senior Securities (Fundamental)
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).	Borrowing Money and Issuing Senior Securities (Fundamental) Same
Investing in Real Estate (Fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.	Investing in Real Estate (Fundamental) Same
Investing in Commodities (Fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.	Investing in Commodities (Fundamental) Same
Underwriting (Fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.	Underwriting (Fundamental) Same
Lending (Fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.	Lending (Fundamental) Same
Concentration (Fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.	Concentration (Fundamental) Same
Investing in Illiquid Securities (Non-Fundamental)
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.	Investing in Illiquid Securities (Non-Fundamental) Same
Pledging Assets (Non-Fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.	Pledging Assets (Non-Fundamental) Same
Purchases on Margin (Non-Fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.	Purchases on Margin (Non-Fundamental) Same
Illiquid Securities (Non-Fundamental)
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund	Illiquid Securities (Non-Fundamental) None

LIB	FGRF
Additional Non-Fundamental Policy
The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.	Additional Non-Fundamental Policy Same
PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGING SHARES
The procedures for purchasing, redeeming and exchanging shares of LIB are substantially similar to those for purchasing, redeeming and exchanging shares of FGRF. See the section entitled “Purchase, Redemption and Exchange Procedures” below for more information regarding these procedures.
COMPARATIVE FEE TABLES
Like all mutual funds, each Fund incurs certain expenses in its operations. These expenses include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.
You will not pay any sales charges in connection with the Reorganization.
Set forth in the tables below is information regarding the fees and expenses incurred by the Class A, Class B, Class C and Class F shares of LIB, and the anticipated pro forma fees for Class A, Class B, Class C and Class F shares of FGRF after giving effect to the Reorganization. It is anticipated that FGRF will be the accounting survivor after the Reorganization.
fEderated lIBERTY U.S. GOVERNMENT MONEY MARKET trust CLASS A Shares–Federated government RESERVES FUND - CLASS A shares
Fees and Expenses
This table describes (1) the fees and expenses of the A Shares (A) of Federated Liberty U.S. Government Money Market Trust for the current fiscal year; (2) the fees and expenses for the A Shares (A) of Federated Government Reserves Fund for the current fiscal year; and (3) the pro forma fees and expenses of the A Shares (A) of Federated Government Reserves Fund on a combined basis after giving effect to the Reorganization.
Shareholder Fees	Federated Liberty U.S. Government Money Market Trust – A (FYE 7/31)	Federated Government Reserves Fund – A (FYE 7/31)	Federated Government Reserves Fund - A Pro Forma Combined (FYE 7/31)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.20%	0.20%
Distribution (12b-1) Fee	0.00%	0.45%	0.45%
Other Expenses	0.76%	0.35%[1]	0.35%[1]
Total Annual Fund Operating Expenses	1.26%	1.00%	1.00%
Fee Waivers and/or Expense Reimbursements	(0.33)%[2]	(0.13)%[3]	(0.13)%[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%	0.87%	0.87%
1	Because Federated Government Reserves Fund A Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

2	Federated Liberty U.S. Government Money Market Trust's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A Class (after the voluntary waivers and/or reimbursements) will not exceed 0.93% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
3	Federated Government Reserves Fund's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A class (after the voluntary waivers and/or reimbursements) will not exceed 0.87% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees. If this Reorganization is approved, the Termination Date will be extended up to, but not including the later of (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus.
4	LIB will pay direct proxy expenses associated with the Reorganization estimated at approximately $56,390; provided that FGRF will pay registration fees with respect to securities issued pursuant to the Reorganization on an as-incurred basis.
Example
This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Fund	1 Year	3 Years	5 Years	10 Years
Federated Liberty U.S. Government Money Market Trust - A	$128	$400	$692	$1,523
Federated Government Reserves Fund - A	$102	$318	$552	$1,225
Federated Government Reserves Fund - A, Pro Forma Combined	$102	$318	$552	$1,225
fEderated lIBERTY U.S. GOVERNMENT MONEY MARKET trust CLASS b Shares–Federated government RESERVES FUND - CLASS b shares
Fees and Expenses
This table describes (1) the fees and expenses of the B Shares (B) of Federated Liberty U.S. Government Money Market Trust for the current fiscal year; (2) the fees and expenses for the B Shares (B) of Federated Government Reserves Fund for the current fiscal year; and (3) the pro forma fees and expenses of the B Shares (B) of Federated Government Reserves Fund on a combined basis after giving effect to the Reorganization.
Shareholder Fees	Federated Liberty U.S. Government Money Market Trust – B (FYE 7/31)	Federated Government Reserves Fund – B (FYE 7/31)	Federated Government Reserves Fund - B Pro Forma Combined (FYE 7/31)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.50%	5.50%	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.20%	0.20%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%
Other Expenses	0.76%	0.35%[1]	0.35%[1]
Total Annual Fund Operating Expenses	2.01%	1.30%	1.30%
Fee Waivers and/or Expense Reimbursements	(0.18)%[2]	(0.03)%[3]	(0.03)%[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.83%	1.27%	1.27%

1	Because Federated Government Reserves Fund B Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
2	Federated Liberty U.S. Government Money Market Trust's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's B class (after the voluntary waivers and/or reimbursements) will not exceed 1.83% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
3	Federated Government Reserves Fund's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's B class (after the voluntary waivers and/or reimbursements) will not exceed 1.27% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees. If this Reorganization is approved, the Termination Date will be extended up to, but not including the later of (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus.
4	LIB will pay direct proxy expenses associated with the Reorganization estimated at approximately $56,390; provided that FGRF will pay registration fees with respect to securities issued pursuant to the Reorganization on an as-incurred basis.
Example
This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Fund	1 Year	3 Years	5 Years	10 Years
Federated Liberty U.S. Government Money Market Trust - B–Expenses assuming redemption	$754	$1,030	$1,283	$2,144
Federated Liberty U.S. Government Money Market Trust - B–Expenses assuming no redemption	$204	$630	$1,083	$2,144
Federated Government Reserves Fund – B–Expenses assuming redemption	$682	$812	$913	$1,485
Federated Government Reserves Fund – B–Expenses assuming no redemption	$132	$412	$713	$1,485
Federated Government Reserves Fund - B, Pro Forma Combined–Expenses assuming redemption	$682	$812	$913	$1,485
Federated Government Reserves Fund - B, Pro Forma Combined–Expenses assuming no redemption	$132	$412	$713	$1,485
fEderated lIBERTY U.S. GOVERNMENT MONEY MARKET trust CLASS C Shares–Federated government RESERVES FUND - CLASS C shares
Fees and Expenses
This table describes (1) the fees and expenses of the C Shares (C) of Federated Liberty U.S. Government Money Market Trust for the current fiscal year; (2) the fees and expenses for the C Shares (C) of Federated Government Reserves Fund for the current fiscal year; and (3) the pro forma fees and expenses of the C Shares (C) of Federated Government Reserves Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Federated Liberty U.S. Government Money Market Trust – C (FYE 7/31)	Federated Government Reserves Fund – C (FYE 7/31)	Federated Government Reserves Fund - C Pro Forma Combined (FYE 7/31)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.20%	0.20%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%
Other Expenses	0.76%	0.35%[1]	0.35%[1]
Total Annual Fund Operating Expenses	2.01%	1.30%	1.30%
Fee Waivers and/or Expense Reimbursements	(0.18)%[2]	(0.03)%[3]	(0.03)%[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.83%	1.27%	1.27%
1	Because Federated Government Reserves Fund C Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
2	Federated Liberty U.S. Government Money Market Trust's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's C class (after the voluntary waivers and/or reimbursements) will not exceed 1.83% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
3	Federated Government Reserves Fund's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's C class (after the voluntary waivers and/or reimbursements) will not exceed 1.27% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees. If this Reorganization is approved, the Termination Date will be extended up to, but not including the later of (a) January 1, 2017; or (b) the{ctag:ba] date of the Fund's next effective Prospectus.
4	LIB will pay direct proxy expenses associated with the Reorganization estimated at approximately $56,390; provided that FGRF will pay registration fees with respect to securities issued pursuant to the Reorganization on an as-incurred basis.
Example
This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Fund	1 Year	3 Years	5 Years	10 Years
Federated Liberty U.S. Government Money Market Trust - C–Expenses assuming redemption	$304	$630	$1,083	$2,338
Federated Liberty U.S. Government Money Market Trust - C–Expenses assuming no redemption	$204	$630	$1,083	$2,338
Federated Government Reserves Fund - C–Expenses assuming redemption	$232	$412	$713	$1,568
Federated Government Reserves Fund - C–Expenses assuming no redemption	$132	$412	$713	$1,568
Federated Government Reserves Fund - C, Pro Forma Combined–Expenses assuming redemption	$232	$412	$713	$1,568
Federated Government Reserves Fund - C, Pro Forma Combined–Expenses assuming no redemption	$132	$412	$713	$1,568

fEderated lIBERTY U.S. GOVERNMENT MONEY MARKET trust CLASS F Shares–Federated government RESERVES FUND - CLASS F shares
Fees and Expenses
This table describes (1) the fees and expenses of the F Shares (F) of Federated Liberty U.S. Government Money Market Trust for the current fiscal year; (2) the fees and expenses for the F Shares (F) of Federated Government Reserves Fund for the current fiscal year; and (3) the pro forma fees and expenses of the F Shares (F) of Federated Government Reserves Fund on a combined basis after giving effect to the Reorganization.
Shareholder Fees	Federated Liberty U.S. Government Money Market Trust – F (FYE 7/31)	Federated Government Reserves Fund – F (FYE 7/31)	Federated Government Reserves Fund - F Pro Forma Combined (FYE 7/31)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.20%	0.20%
Distribution (12b-1) Fee	0.00%	0.45%	0.45%
Other Expenses	0.76%	0.35%[1]	0.35%[1]
Total Annual Fund Operating Expenses	1.26%	1.00%	1.00%
Fee Waivers and/or Expense Reimbursements	(0.33)%[2]	(0.13)%[3]	(0.13)%[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%	0.87%	0.87%
1	Because Federated Government Reserves Fund F Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
2	Federated Liberty U.S. Government Money Market Trust's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's F class (after the voluntary waivers and/or reimbursements) will not exceed 0.93% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
3	Federated Government Reserves Fund's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's F class (after the voluntary waivers and/or reimbursements) will not exceed 0.87% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees. If this Reorganization is approved, the Termination Date will be extended up to, but not including the later of (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus.
4	LIB will pay direct proxy expenses associated with the Reorganization estimated at approximately $56,390; provided that FGRF will pay registration fees with respect to securities issued pursuant to the Reorganization on an as-incurred basis.

Example
This Example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Fund	1 Year	3 Years	5 Years	10 Years
Federated Liberty U.S. Government Money Market Trust - F–Expenses assuming redemption	$228	$500	$692	$1,523
Federated Liberty U.S. Government Money Market Trust - F–Expenses assuming no redemption	$128	$400	$692	$1523
Federated Government Reserves Fund - F–Expenses assuming redemption	$202	$418	$552	$1,225
Federated Government Reserves Fund - F–Expenses assuming no redemption	$102	$318	$552	$1,225
Federated Government Reserves Fund - F, Pro Forma Combined–Expenses assuming redemption	$202	$418	$552	$1,225
Federated Government Reserves Fund - F, Pro Forma Combined–Expenses assuming no redemption	$102	$318	$552	$1,225
COMPARISON OF POTENTIAL RISKS AND RETURNS: PERFORMANCE INFORMATION
The performance information shown below will help you analyze LIB's and FGRF's investment risks in light of their historical returns. The bar charts compare the potential risks and returns of investing in each Fund. The bar charts provide an indication of the risks of investing in each Fund by showing the variability of each Fund's performance on a calendar year-to-year basis.
The average annual total return tables show returns averaged over the stated periods. The average annual total returns are reduced to reflect applicable sales charges.
Federated Liberty U.S. Government Money Market Trust - Class A Shares
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund's A class and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows the returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
The Fund's A class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the chart, the Fund's A class highest quarterly return was 1.12% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).

Average Annual Total Return Table
The following table represents the Fund's A, B, C and F classes Average Annual Total Returns for the calendar periods ended December 31, 2014.
Share Class	1 Year	5 Years	10 Years	Since Inception
A	0.00%	0.00%	1.24%	N/A
B	(5.50)%	(0.40)%	0.88%	N/A
C (inception date 5/2/2005)	(1.00)%	0.00%	N/A	0.90%
F (inception date 5/2/2005)	(1.00)%	0.00%	N/A	1.23%
The Fund's A, B, C and F classes 7-Day Net Yields as of December 31, 2014, were 0.00%, 0.00%, 0.00% and 0.00%, respectively. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Federated Government Reserves Fund - Class P Shares
Risk/Return Bar Chart
The total returns shown below are for an existing class of shares, Class P Shares (P), offered by FGRF. The P shares are not part of the Reorganization. The total returns for the P class are disclosed below because the A, B,C and F Shares did not commence operations until July 20, 2015. The total returns for the A, B, C and F class shares would have been substantially similar to the annual returns for the P class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses. It is anticipated that the expenses of the A and F class will be lower than those of the P class, and the expenses of the B and C class will be higher than those of the P class. The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's P Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods.
The Fund's P class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the bar chart, the Fund's P class highest quarterly return was 1.10% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The FGRF A, B, C and F Shares commenced operations July 20, 2015. The following table represents the Fund's P Shares Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.00%
5 Years	0.00%
Start of Performance (2/25/2005)	1.21%
The Fund's P class 7-Day Net Yield as of December 31, 2014, was 0.00%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Financial Highlights (see Annex B of this Prospectus/Proxy Statement)
The Financial Highlights for LIB and FGRF are included as Annex B to this Prospectus/Proxy Statement. The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per-share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains. For LIB, the information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report. For FGRF, the information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
INVESTMENT ADVISER
The Board governs the Funds. The Board selects and oversees the Adviser to LIB and FGRF, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 131 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $362.9 billion in assets under management as of December 31, 2014. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 7,700 investment professionals and institutions.
The Adviser advises approximately 98 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $244.0 billion in assets as of December 31, 2014.
ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES
LIB and FGRF pay certain affiliated and non-affiliated service providers fees as described below. The Funds and their affiliated service providers may also pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds. For additional information regarding the fees paid by the Funds, please see the section entitled “Summary—Comparative Fee Tables” in this Prospectus/Proxy Statement.
Investment Advisory Fees
FGRF's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of FGRF's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse FGRF for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Fees and Example” tables found in the “Comparative Fee Tables” section of this Prospectus/Proxy Statement. A discussion of the Board's review of each Fund's investment advisory contract is available in each Fund's shareholder reports as they are produced.
LIB's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Fees and Example” tables found in the “Comparative Fee Tables” section of this Prospectus/Proxy Statement. A discussion of the Board's review of each Fund's investment advisory contract is available in each Fund's shareholder reports as they are produced.
Average Daily Net Assets	Fee as a Percentage of Average Daily Net Assets
First $500 million	0.500%
Second $500 million	0.475%
Third $500 million	0.450%
Fourth $500 million	0.425%
Over $2 billion	0.400%

Administrative Fees
Federated Administrative Services (FAS), an affiliate of the Adviser, serves as administrator to both LIB and FGRF and provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of each Fund and most of the other Federated funds advised by the Adviser or its affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily nets assets to 0.075% on assets over $20 billion.
Each Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
Service Fees
Each Fund is a party to a Shareholder Services Agreement under which it may make payments of up to 0.25% of the average daily net assets of LIB's and of FGRF's Class A, Class B, Class C and Class F Shares to financial intermediaries, or to Federated Shareholder Services Company, a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account it is not eligible to also receive Account Administration Fees on the same account.
Rule 12b-1 Plan
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.75% of average net assets to Federated Securities Corp. (the “Distributor”) for the sale, distribution, administration and customer servicing of each Fund's B and C Shares. For FGRF's A and F Shares, the Rule 12b-1 Plan allows payment of marketing fees of up to 0.45% of average net assets for the sale, distribution, administration and customer servicing of FGRF's A and F Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. In addition, in connection with the sale of A, B, C and F Shares (as applicable), Federated and its subsidiaries make advance commission payments to financial intermediaries and in return may receive Rule 12b-1 Fees and contingent deferred sales loads for the B and C Shares. Federated and its subsidiaries may benefit or sustain losses from such arrangements. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.
Account Administration Fees
Each Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to each Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
Recordkeeping Fees
Each Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Fund's shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
Networking Fees
Each Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Fund and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
Additional Payments To Financial Intermediaries
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS DISCLOSURE POLICIES
The transfer agent and dividend-disbursing agent for each Fund is State Street Bank and Trust Company. Procedures for the purchase, redemption and exchange of LIB's shares are the same as those applicable to the purchase, redemption and exchange of FGRF's shares. Please see the respective Fund prospectus for a complete description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of LIB's shares and FGRF's shares, respectively. Set forth below is a brief description of the significant purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Funds' shares.
Purchases
You can purchase, redeem or exchange A Shares any day the New York Stock Exchange (NYSE) is open (a Regular Business Day). The Fund's B, C and F Shares are not available for direct purchase. They may be acquired exclusively through an exchange from the same share class of another Federated Fund. You may also be able to purchase A Shares and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a Special Trading Day). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. For LIB, NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally, 4:00 p.m.) Eastern time each day the NYSE is open. For FGRF at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. , 4:00 p.m. and 5:00 p.m. Eastern time each day the NYSE is open, NAV is determined at The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
Once you have opened your account, purchases may also be made by Automated Clearing House (ACH), whereby additional shares are purchased through a depository institution that is an ACH member. Each Fund reserves the right to reject any request to purchase or exchange shares.
The minimum investment amount for each Fund's A class is generally $1,500 for initial investments and $100 for subsequent investments. The minimum initial and subsequent investment amounts for Individual Retirement Accounts (IRAs) are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount for employer-sponsored retirement plans. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange (NYSE) is open. The Fund's A class may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. The Fund's A class, B class, C class or F class may be redeemed and/or exchanged through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.

Redemptions and Exchanges
Redemptions and exchanges of each Fund may be made through a financial intermediary or directly from the Fund by telephone or by mailing a written request. Shares of both Funds may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Each Fund has an exchange privilege that allows shareholders to exchange shares of the Fund into shares of the same class of another Federated fund.
Shares of each Fund also may be redeemed or exchanged on a regular basis using a systematic withdrawal/exchange program. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. The account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
Distributions
FGRF and LIB declares any dividends daily and pays them monthly to its shareholders. Distributions are paid to all shareholders invested in the respective Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to receive the distribution.
In addition, the Funds distribute any net capital gains at least annually, and may make special distributions of ordinary income and capital gains as may be necessary to meet applicable regulatory requirements. Ordinary income and capital gain distributions will be automatically reinvested in additional Shares without a sales charge, unless a cash payment is elected. Distributions may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
Tax Information
Each Fund sends an IRS Form 1099 and an annual statement of account activity to assist in completing federal, state and local tax returns. Each Fund's distributions of dividends and capital gains are taxable whether paid in cash or reinvested in the applicable Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable as ordinary income. Distributions of net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your shares of the applicable Fund.
Frequent Trading
Frequent or short-term trading into and out of each Fund can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt the Funds' investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Funds. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund's NAV in advance of the time as of which NAV is calculated.
Each Fund's board has approved policies and procedures intended to discourage excessive frequent or short-term trading of its shares. These policies and procedures are identical for both Funds and are described in each Fund's Prospectus, incorporated herein by reference.
Portfolio Holdings Disclosure Policies
Each Fund's Statement of Additional Information (SAI) contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. The SAIs are available on Federated's website at FederatedInvestors.com.
INFORMATION ABOUT THE REORGANIZATION
DESCRIPTION OF THE AGREEMENT AND THE PLAN OF REORGANIZATION
The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about December 18, 2015. On the Closing Date, all, or substantially all, of the assets (except for deferred or prepaid expenses, amounts reserved for payment of LIB's liabilities, and any additional cash received by LIB after the Closing Date in excess of accrued liabilities recorded on the LIB's books on or before the Closing Date that is retained by LIB's Adviser) of LIB will be transferred to FGRF. In exchange for the transfer of these assets, FGRF will simultaneously issue to LIB a number of full and fractional Shares of FGRF equal in value to the aggregate NAV of the Shares of LIB calculated as of 4:00 p.m. on the Closing Date.

The value of LIB's assets to be acquired by FGRF shall be the value of such assets at the Closing Date of the Reorganization using the valuation procedures set forth in FGRF's Declaration of Trust and its current Prospectuses and SAI, or such other valuation procedures as LIB and FGRF shall mutually agree. There are no material differences between the valuation procedures of LIB and FGRF. Consequently, it is not anticipated that the use of FGRF's valuation procedures will result in a material revaluation of LIB's assets at the time of the Reorganization. Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations. Over-the-counter derivative contracts are fair valued using price evaluations provided by various pricing services approved by the Board.
LIB will discharge all of its liabilities and obligations prior to consummation of the Reorganization. Following the transfer of its assets in exchange for Shares of FGRF, LIB will distribute Shares of FGRF pro rata to LIB shareholders of record of Shares in complete liquidation of LIB. Shareholders of LIB owning shares on the Closing Date of the Reorganization will receive that number of Shares of FGRF which have the same aggregate value as the shareholder had in LIB immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of LIB's shareholders on the share records of FGRF's transfer agent. FGRF does not issue share certificates to shareholders. Following the consummation of the Reorganization, LIB will then be dissolved.
The transfer of shareholder accounts from LIB to FGRF will occur automatically. It is not necessary for LIB shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds' portfolios.
The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by LIB's shareholders; and (ii) the receipt by LIB and FGRF of an opinion to the effect that the Reorganization will be tax-free to LIB, its shareholders and FGRF. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true, or the boards determine that the Reorganization is not in the best interests of the shareholders of LIB or FGRF, respectively.
BACKGROUND AND BOARD CONSIDERATIONS RELATING TO THE REORGANIZATION
The Board considered the potential benefits and costs of the Reorganization to LIB and FGRF and their respective shareholders. In this regard, the Board reviewed detailed information comparing each Fund, as described herein, and as required by Rule 17a-8 under the 1940 Act. In determining to recommend that participation in the Reorganization is in the best interests of LIB and its shareholders, and in approving the Plan, the Board considered a number of factors, including the following:
•	FGRF has gross advisory fees lower than those of LIB.
•	The Adviser believes FGRF's performance is generally competitive with that of LIB, and there is no anticipated decline in services to LIB shareholders as a result of the Reorganization. The range and quality of the services that LIB shareholders will receive as shareholders of FGRF will be comparable to the range and quality of services that they currently receive–both Funds are managed by the Adviser.
•	The Funds will pay the direct and indirect expenses of the Reorganization (consisting primarily of legal and accounting fees but excluding brokerage fees), except that LIB is being asked to pay the direct proxy expenses (e.g., mailing, processing, tabulation, printing and solicitation costs and expenses) associated with the Reorganization estimated at approximately $56,390; provided that FGRF will pay registration fees with respect to securities issued pursuant to the Reorganization on an as-incurred basis.
•	Given the large waiver position of LIB, and the fact that LIB is being operated at its applicable voluntary expense cap, Federated will indirectly pay the expenses that Federated is asking LIB to pay.
•	There will be no dilution to shareholders in the transaction, because each LIB shareholder will become the owner of shares of FGRF having a total net asset value equal to the total net asset value of his or her holdings in LIB on the date of the Reorganization.
In sum, LIB shareholders will be receiving shares in a competitive and viable fund with share class expense ratios ultimately below what the expense ratios of LIB's share classes would be if the Adviser and its affiliates were to eliminate or substantially reduce the current voluntary waivers on LIB's share classes. The LIB shareholders also will be receiving shares of FGRF in a reorganization transaction that is intended to be tax-free and provide a more preferable tax result for shareholders as compared to a liquidation of LIB.

FGRF shareholders will benefit from the increase in its assets (and thus greater purchasing power in the marketplace) resulting from the Reorganization and the pro forma total expenses of FGRF are expected to decrease slightly after the Reorganization.
The Adviser and its affiliates will benefit from the Reorganization as a result of the dissolution of LIB (which would eliminate the need to continue to “subsidize” LIB, as well as certain expenses the Adviser incurs in managing two portfolios) and, following the proposed reorganization, the Adviser will retain LIB's assets under its management. Except for this benefit, the Adviser and its affiliates would not receive a monetary benefit from the Reorganization. In considering this benefit to the Adviser, the Adviser believes consideration should be given to the fact that, instead of reorganizing LIB in the Reorganization, which the Adviser believes will be beneficial to LIB shareholders, the Adviser and its affiliates could either (A) reduce their voluntary waivers on LIB's share classes or (B) propose to liquidate LIB.
Given the above factors, the Adviser believes that the bulk of the benefits of the Reorganization favor LIB, FGRF, and their respective shareholders, as opposed to the Adviser and its affiliates, and that, in this instance, the proposed allocation of expenses is reasonable and appropriate, and does not result in unfair dilution or LIB and FGRF bearing the cost of a transaction where a greater benefit will accrue to another person (such as the Adviser and its affiliates).
COST OF THE REORGANIZATION
LIB will pay for the direct proxy expenses of the Reorganization, which are estimated to be approximately $56,390; provided, however, that FGRF will pay registration fees, with respect to securities issued pursuant to the Reorganization, on an as incurred basis. Given the large waiver positions of LIB and FGRF, and the fact that LIB and FGRF are being operated at their applicable voluntary expense caps, it is anticipated that the Adviser or its affiliates will indirectly pay the expenses that LIB and FGRF are being asked to bear.
The foregoing brief summary of the Plan is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Annex A and incorporated herein by reference.
DESCRIPTION OF FGRF'S SHARE CLASSES AND CAPITALIZATION
The Shares of FGRF to be issued to the shareholders of LIB's Shares under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Please see the Prospectus of FGRF for additional information about Class A, Class B, Class C and Class F Shares of FGRF.
The following table sets forth the unaudited capitalization of the Class A, Class B, Class C and Class F shares of Federated Liberty U.S. Government Money Market Trust and of Class A, Class B, Class C and Class F shares of Federated Government Reserves Fund as of August 31, 2015 and on a pro forma combined basis after giving effect to the Reorganization as of that date:
Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Federated Liberty U.S. Government Money Market Trust–Class A Shares	$104,457,208	104,511,879	$1.00
Adjustment[2]	54,671	—
Federated Government Reserves Fund–Class A Shares	$218,347	218,242	$1.00
Federated Government Reserves Fund Pro Forma Combined–Class A Shares	$104,730,226	104,730,121	$1.00
Federated Liberty U.S. Government Money Market Trust–Class B Shares	$4,711,491	4,711,566	$1.00
Adjustment[2]	75	—
Federated Government Reserves Fund–Class B Shares	$18,064	18,058	$1.00
Federated Government Reserves Fund Pro Forma Combined–Class B Shares	$4,729,629	4,729,624	$1.00
Federated Liberty U.S. Government Money Market Trust–Class C Shares	$10,977,885	10,977,866	$1.00
Adjustment[2]	—	—
Federated Government Reserves Fund–Class C Shares	$100	100	$1.00
Federated Government Reserves Fund Pro Forma Combined–Class C Shares	$10,977,985	10,977,966	$1.00
Federated Liberty U.S. Government Money Market Trust–Class F Shares	$2,172,372	2,172,386	$1.00
Adjustment[2]	14	-
Federated Government Reserves Fund–Class F Shares	$100	100	$1.00
Federated Government Reserves Fund Pro Forma Combined–Class F Shares	$2,172,486	2,172,486	$1.00
1	Does not reflect additional $13,133,838,321 in net assets of Federated Government Reserves Fund represented by another share class.
2	Adjustment to reflect a capital contribution necessary to facilitate the transfer of LIB assets at the NAV of FGRF.

FEDERAL INCOME TAX CONSEQUENCES
As a condition to the Reorganization, each Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:
•	the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and LIB and FGRF each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;
•	no gain or loss will be recognized by FGRF upon its receipt of LIB's assets in exchange for Shares of FGRF;
•	no gain or loss will be recognized by LIB upon transfer of its assets to FGRF solely in exchange for the Shares of FGRF or upon the distribution of FGRF Shares to LIB's shareholders in exchange for their LIB Shares;
•	no gain or loss will be recognized by shareholders of LIB upon exchange of their LIB Shares for FGRF Shares;
•	the tax basis of the assets of LIB in the hands of FGRF will be the same as the tax basis of such assets to LIB immediately prior to the Reorganization;
•	the tax basis of FGRF Shares received by each shareholder of LIB pursuant to the Reorganization will be the same as the tax basis of the Shares of LIB held by such shareholder immediately prior to the Reorganization;
•	the holding period of FGRF's Shares received by each shareholder of LIB will include the period during which LIB's Shares exchanged therefore were held by such shareholder, provided the Shares of LIB were held as capital assets on the date of the Reorganization; and
•	the holding period of the assets of LIB in the hands of FGRF will include the period during which those assets were held by LIB.
The opinion provided in connection with the Reorganization shall be based on customary assumptions and such representations as tax counsel may reasonably request, and each Fund will cooperate to make and certify the accuracy of such representations. The opinion may state that no opinion is expressed as to the effect of the Reorganization on LIB, FGRF or any shareholder of LIB with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, the requirement that the above-described opinion be provided in connection with the Reorganization cannot be waived by either Fund.
Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of LIB would recognize a taxable gain or loss to the extent that there is a difference between his or her tax basis in his or her LIB shares and the fair market value of FGRF shares received in exchange therefore.
LIB may dispose of portfolio securities in the ordinary course of business, prior to the Reorganization (which may result in the realization of capital gains). Before the Reorganization, LIB will distribute any undistributed income and net realized capital gains to shareholders. Any such distributions will be taxable to shareholders. Gains recognized by LIB upon the disposition of securities, however, will be offset by LIB's available capital loss carryforwards, thereby reducing taxable distributions to shareholders.
See the discussion entitled “Summary—Tax Consequences” in this Prospectus/Proxy Statement for further information regarding the tax consequences of the Reorganization. Shareholders of LIB should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. In addition, because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS
Both Funds are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV. Both Funds were established under the laws of the Commonwealth of Massachusetts. Both Funds are governed by their respective Declarations of Trust, Bylaws and Boards, in addition to applicable state and federal law. The rights of shareholders of FGRF and LIB are set forth in their respective Declarations of Trust and Bylaws. Set forth below is a brief summary of the significant rights of shareholders of FGRF and shareholders of LIB. Each Fund may be referred to as a “Trust” in the chart below.
CATEGORY	SHAREHOLDER RIGHTS LIB	SHAREHOLDER RIGHTS FGRF
Preemptive Rights	None	Same
Preferences	None	Same
Appraisal Rights	None	Same
Conversion Rights	A majority of the Board may, without vote or consent of the Shareholders, convert the Trust into another Delaware business entity, subject to the provisions of the Declaration of Trust.	Same
Exchange Rights (other than the right to exchange for shares of the same class of other Federated mutual funds as provided in the prospectuses of FGRF and LIB)	The Board has the power and authority to sell or exchange any or all of the assets of the Trust subject to the provisions of the Declaration of Trust.	Same
Annual Meeting	Not required	Same
Right to Call Shareholder Meetings	Shall be called by the Trustees upon the written request of shareholders owning at least one-tenth of all series or classes entitled to vote.	Same
Notice of Meeting	Shareholders shall be entitled to at least 15 days' notice of any meeting.	Same
Record Date for Meetings	Trustees may fix in advance a time, which shall not be more than 60 days before the date of any meeting of shareholders.	Same
Quorum for Meetings	Except when otherwise required by law, the presence in person or by proxy of the holders of 25 percent of the share entitled to vote constitutes a quorum at any meeting of shareholders.	Same
Vote Required for Election of Trustees	A plurality of the votes cast at a shareholders' meeting.	Same
Adjournment of Meetings	If a quorum shall not be present, the shareholders present in person or by proxy holding a majority of the shares present may by vote adjourn the meeting until a quorum shall be present.	Same
Removal of Trustees by Shareholders	A Trustee may be removed at any special meeting of shareholders by a vote of two-thirds of the outstanding shares	Same
Personal Liability of Officers and Trustees	Provided they have acted under the belief that their actions are in the best interest of the Trust, the Trustee and officers shall not be responsible for or liable in any event for neglect or wrong doing by them or any officer, agent, employee, investment adviser or principal underwriter of the Trust or of any entity providing administrative services for the Trust, but nothing herein contained shall protect any Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.	Same

CATEGORY	SHAREHOLDER RIGHTS LIB	SHAREHOLDER RIGHTS FGRF
Personal Liability of Shareholders	Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Federated Trust. To protect its shareholders, the Federated Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Federated Trust.
	In the unlikely event a shareholder is held personally liable for the Federated Trust's obligations, the Federated Trust is required by the Declaration of Trust to use its property to protect or compensation the shareholder. On request, the Federated Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Federated Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Federated Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.	Same
Right of Inspection	The records of the Trust shall be open to inspection by Shareholders to the same extent as is permitted by stockholders of a Massachusetts business corporation under the Massachusetts Business Corporation Law.	Same
Number of Authorized Shares; Par Value	Unlimited, no par value	Same
INFORMATION ABOUT LIB AND FGRF
WHERE TO FIND ADDITIONAL INFORMATION
Information about LIB is included in its Prospectus and SAI dated September 30, 2015, each of which is incorporated herein by reference. Information about FGRF is included in its Prospectus and its SAI dated September 30, 2015. Copies of the Prospectus and SAI of FGRF, the Prospectus and SAI of LIB and the SAI dated October 20, 2015, relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Funds at 1-800-341-7400 or by writing to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561. The Prospectuses and SAIs of LIB and FGRF are also available electronically at Federated's website at www.FederatedInvestors.com.
LIB and FGRF are each subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Funds can be obtained by calling or writing to the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website http://www.sec.gov.
ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING
Proxies are being solicited by the Board of LIB. The proxies will be voted at the special meeting of shareholders of LIB to be held at 10:00 a.m. (Eastern time) on December 8, 2015, at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (such special meeting and any adjournment or postponement hereof are referred to as the “Special Meeting”). Proxy materials including this Prospectus/Proxy Statement, the Notice of Special Meeting of Shareholders and the form of proxy are available online at the website listed on your proxy card(s).
The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by LIB or its affiliates. In addition to solicitations through the mail, proxies may be solicited by officers, employees and agents of the Adviser or its affiliates, or, if necessary, the communications firm Broadridge Financial Solutions, Inc. (“Broadridge”), retained for this purpose, at an anticipated cost of approximately $56,390. Such solicitations may be by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions and confirming to the shareholders after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Adviser may reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.
The purpose of the Special Meeting is set forth in the accompanying Notice. The Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about October 29, 2015, to shareholders of record at the close of business on October 19, 2015 (the “Record Date”).
LIB's Annual Report, which includes audited financial statements for the fiscal year ended July 31, 2015, were previously mailed to shareholders of LIB. FGRF's Annual Report, which includes audited financial statements for the fiscal year ended July 31, 2015, were previously mailed to shareholders of FGRF. LIB and FGRF will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered a copy of their Annual Report, which may be requested by writing to the Funds' principal executive officers or by calling the Fund. The principal executive office of each Fund is located at 4000 Ericsson Drive, Warrendale, PA 15086-7561. This document, as well as additional information about the Funds (including portfolio holdings, performance, and distributions), is also available on the website for each Fund. The website for each Fund is www.FederatedInvestors.com. The toll-free telephone number for both Funds is 1-800-341-7400. You may obtain directions on how to attend the special meeting of shareholders by calling 1-800-341-7400.
PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING
Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each Share of LIB is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of FGRF are not being solicited since their approval is not required in order to effect the Reorganization.
Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy by voting in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the submitted proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Agreement and Plan of Reorganization.
In order to hold the Special Meeting, a “quorum” of shareholders of LIB must be present. Holders of one-fourth of the total number of shares entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve the Agreement and Plan of Reorganization and for the purpose of transacting any other business which may come before the meeting. Approval of the Reorganization requires the affirmative vote of “a majority of the outstanding securities” as defined in the 1940 Act. This vote requires the lesser of: (a) more than 50% of the outstanding voting securities of LIB; or (b) 67% or more of the voting securities of LIB present at the Special Meeting if the shareholders of more than 50% of the outstanding voting securities are present or represented by proxy;
Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the Reorganization. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for the purposes of obtaining the requisite approval of the proposal.
If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting from time to time to be held at the same place without further notice than by announcement to be given at the special meeting until a quorum shall be present. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. If a quorum is achieved and a majority of shareholders vote against the proposal, the Reorganization will not occur, at this time, and the Board will consider alternatives such as liquidating LIB. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.
Any such vote in FAVOR or AGAINST the proposal will also authorize the persons named as proxies to vote accordingly in FAVOR or AGAINST any such adjournment of the Special Meeting.
SHARE OWNERSHIP OF THE FUNDS
As of October 19, 2015, LIB had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Liberty U.S. Money Market Trust	Class A Shares	188,322,345
Federated Liberty U.S. Money Market Trust	Class B Shares	5,600,083
Federated Liberty U.S. Money Market Trust	Class C Shares	11,583,941
Federated Liberty U.S. Money Market Trust	Class F Shares	2,565,331
Each share is entitled to one vote and fractional shares have proportionate voting rights.
To the knowledge of LIB management, as of October 19, 2015, the following entities held beneficially or of record more than 5% of LIB's outstanding share classes.
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Liberty U.S. Money Market Trust - Class A Shares	Federated Investment Management Company, Federated Investment Tower, Pittsburgh, PA 15222	85,000,000	45.14%
Federated Liberty U.S. Money Market Trust - Class B Shares	Edward D. Jones & Co., 12555 Manchester Rd., St. Louis, MO 63131
National Financial Services LLC One World Financial Center New York, NY 10281
Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303
	First Clearing LLC, 2801 Market Street, St. Louis, MO 63103	393,054 775,752 905,075 1,809,607	7.02% 13.85% 16.16% 32.31%
Federated Liberty U.S. Money Market Trust - Class C Shares	RBC Capital Markets LLC, 60 S. 6th Street, Minneapolis, MN 55402
Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive, E, Jacksonville, FL 32246
Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303
UBS WM USA, 499 Washington BLVD, FL 9, Jersey City, NJ 07310
Morgan Stanley & Co., Harbor Side Financial Center, Plaza II 3rd Floor, Jersey City, NJ 07311
First Clearing, LLC, 2801 Market Street St., Louis, MO 63103
	Raymond James, 880 Carillon PKWY, St. Petersburg, FL 33716	676,308 748,847 1,096,336 1,194,017 1,255,127 1,571,202 1,977,813	5.84% 6.46% 9.46% 10.31% 10.34% 13.56% 17.07%
Federated Liberty U.S. Money Market Trust - Class F Shares	Christina Kester Todd, Penfield, NY 14526
State Street Bank and Trust Company, 16 Bent Oak, Rd., Rochester, NY 14624
Raymond James, 880 Carillon PKWY, St. Petersburg, FL 33716
	Edward D. Jones & Co., 12555 Manchester Rd., St. Louis, MO 63131	128,870 232,464 553,805 1,055,171	5.02% 9.06% 21.59% 41.13%
Officers and Trustees of LIB, as a group own less than 1% of each class of LIB's outstanding shares.
As of October 19, 2015, FGRF had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Government Reserves Fund	Class A Shares	61,154
Federated Government Reserves Fund	Class B Shares	19,008
Federated Government Reserves Fund	Class C Shares	100
Federated Government Reserves Fund	Class F Shares	100

To the knowledge of FGRF's management, as of October 19, 2015, the following entities held beneficially or of record more than 5% of FGRF's outstanding share classes.
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Government Reserves Fund – Class A Shares	State Street Bank and Trust Company, 1507 Morgan Lane, Chesterbrook, PA 19087	60,084	98.25%
Federated Government Reserves Fund – Class B Shares	State Street Bank and Trust Company, 821 Bluff Heights Drive, SE, Londsdale, MN 55046	19,008	100%
Federated Government Reserves Fund – Class C Shares	Federated Investment Management, Federated Investors Tower, Pittsburgh, PA 15222	100	100%
Federated Government Reserves Fund – Class F Shares	Federated Investment Management, Federated Investors Tower, Pittsburgh, PA 15222	100	100%
Officers and Trustees of FGRF, as a group own less than 1% of each class of FGRF's outstanding shares.
Shareholders beneficially owning 25% or more of outstanding shares may be in control of the Fund of which they are a shareholder and be able to affect the outcome of certain matters presented for a vote of shareholders.
INTERESTS OF CERTAIN PERSONS
The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Trusts.
OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY
All shareholder communication should be directed to LIB's Secretary at 4000 Ericsson Drive, Warrendale, PA 15086-7561. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561, so that they are received within a reasonable time before any such meeting.
No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of LIB.
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD
AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE
IF MAILED IN THE UNITED STATES.
By Order of the Board of Trustees,
John W. McGonigle
Secretary
October 20, 2015

ANNEX A AGREEMENT AND PLAN OF REORGANIZATION
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of _______ 2015, by and between Federated Government Reserves Fund, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Acquiring Fund”), and Federated Liberty U.S. Money Market Trust, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (“Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Acquired Fund (which offers Class A Shares, Class B Shares, Class C Shares and Class F Shares) (the “Acquired Fund Shares”) in exchange solely for shares (Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively), no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of the Acquiring Fund Shares (Class A Shares, Class B Shares, Class C Shares and Class F Shares, to the holders of the outstanding shares of the Acquired Fund (Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively), and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, the Acquiring Fund and Acquired Fund are open-end, registered management investment companies, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, the Funds are authorized to issue their shares of beneficial interests;
WHEREAS, the Trustees of the Acquired Fund Registrant have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;
WHEREAS, the Trustees of the Acquiring Fund Registrant have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional shares of each class of Acquiring Fund Shares determined by multiplying (a) the outstanding shares of each class of the Acquired Fund Shares by (b) the ratio computed by dividing (x) the net asset value per share of such class of the Acquired Fund Shares by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Acquired Fund Shares will receive the corresponding class of Acquiring Fund Shares in exchange for their Acquired Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.
1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund. The assets to be acquired by the Acquiring Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, to the extent that they do not have continuing value to the Acquiring Fund.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.
The Reorganization is to occur on the Closing Date, which is expected to be on or after December 18, 2015. On the Closing Date, substantially all of the assets of the Acquired Fund (except for deferred or prepaid expenses, and amounts reserved for payment of Acquired Fund liabilities and any additional cash received by the Acquired Fund after the Closing Date in excess of accrued Fund liabilities recorded on the Acquired Fund's books on or before the Closing Date that is retained by the Acquired Fund's adviser) will be transferred to the Acquiring Fund. In exchange for the transfer of these assets, the Acquiring Fund will simultaneously issue to the Acquired Fund a number of full and fractional Class A Shares, Class B Shares, Class C Shares and Class F Shares, (as applicable) of the Acquiring Fund equal in value to the aggregate NAV of the Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Acquired Fund, as applicable, calculated as of 4:00 p.m., Eastern time, on the Closing Date.
The Acquired Fund is to satisfy its liabilities prior to the Closing Date. Accordingly, the Acquired Fund may set aside cash to satisfy its liabilities, which (along with deferred or prepaid expenses) would not be transferred to the Acquiring Fund. Following the Closing Date, if additional cash in excess of accrued expenses recorded on the Acquired Fund's books on or before the Closing Date are received by or returned to the Acquired Fund, the Acquired Fund's Adviser and its affiliates may retain such excess funds in accordance with applicable procedures; any amounts received or returned that are not retained by the Acquired Fund's Adviser would be remitted to the Acquiring Fund.
1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.
1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution and termination.
1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.
1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.
1.8 TERMINATION. The Acquired Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.
1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II
VALUATION
2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Fund Registrant's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Trustees (“Board”) of the Acquiring Fund and Acquired Fund).
2.2 VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund Registrant's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards).
2.3 SHARES TO BE ISSUED. The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets to be acquired by the Acquiring Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.
2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.
ARTICLE III
CLOSING AND CLOSING DATE
3.1 CLOSING DATE. The closing shall occur on or about December 18, 2015, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.
3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.
3.4 TRANSFER AGENT'S CERTIFICATE. State Street Bank and Trust Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund Registrant or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Acquired Fund Registrant, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows:
a)	The Acquired Fund is a statutory trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b)	The Acquired Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Acquired Fund Registrant's registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund's shares are registered under the Securities Act of 1933, as amended (“1993 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Acquired Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of, any provision of the Acquired Fund Registrant's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound.
e)	The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Acquired Fund will be terminated with respect to the Acquired Fund as of the Closing Date (including any such contracts with affiliated persons of the Acquired Fund).
f)	Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Acquired Fund's financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)	The audited financial statements of the Acquired Fund as of July 31, 2015, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
h)	Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this sub-paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.
i)	As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Acquired Fund's knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
j)	The minute books and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund and of the Acquired Fund, the

Acquired Fund's Board and committees of the Acquired Fund's Board. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Acquired Fund Shares.
k)	The Acquired Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
l)	All federal and other tax returns and reports of the Acquired Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
m)	All issued and outstanding Acquired Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.
n)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.
o)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
p)	The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
q)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Acquired Fund Registrant with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
r)	The Acquired Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
s)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Commonwealth of Massachusetts law for the execution of this Agreement by the Acquired Fund Registrant, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by the Acquired Fund Registrant, for itself and on behalf of the Acquired Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Commonwealth of Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.
t)	The Acquired Fund, and the Acquired Fund Registrant with respect to the Acquired Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Acquired Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund, or the Acquired Fund Registrant with respect to the Acquired Fund, that would question the right, power or capacity of (a) the Acquired Fund to conduct its business as conducted now or at any time in the past, or (b) the Acquired Fund Registrant's ability to enter into this Agreement on behalf of the Acquired Fund or the Acquired Fund's ability to consummate the transactions contemplated by this Agreement.
4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund Registrant, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows:
a)	The Acquiring Fund is a statutory trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b)	The Acquiring Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Acquiring Fund Registrant's registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund's shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Acquiring Fund Registrant's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.
e)	Except as otherwise disclosed in writing to the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f)	The audited financial statements of the Acquiring Fund as of July 31, 2015, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
g)	Since the date of the financial statements referred to in sub-paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this sub-paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

h)	All federal and other tax returns and reports of the Acquiring Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
i)	All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.
j)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
k)	Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.
l)	The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
m)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Fund Registrant with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
n)	The Acquiring Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
o)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Commonwealth of Massachusetts law for the execution of this Agreement by the Acquiring Fund Registrant, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Acquiring Fund Registrant, for itself and on behalf of the Acquiring Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Commonwealth of Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
p)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
ARTICLE V
COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.
5.2 APPROVAL OF SHAREHOLDERS. The Acquired Fund Registrant will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.
5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.
5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.
5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Acquired Fund Registrant's Treasurer.
5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Acquiring Fund Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.
5.8 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Acquiring Fund Registrant's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Acquired Fund Registrant's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund Registrant.
ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Acquired Fund Registrant's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.
8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.
8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5 The parties shall have received an opinion of K&L Gates substantially to the effect that for federal income tax purposes:
a)	The transfer of all or substantially all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.
c)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.
d)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.
e)	The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such Acquired Fund Shareholder immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f)	The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.
Such opinion shall be based on customary assumptions and such representations as K&L Gates may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.
ARTICLE IX
EXPENSES
The Acquired Fund will pay the following direct proxy expenses relating to its participation in the Reorganization: (a) cost of processing, printing and mailing the Proxy Materials and (b) the cost of soliciting and tabulating the vote of its shareholders in connection with the special meeting of shareholders. In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Acquiring Fund may incur transaction expenses associated with the sale and purchase of portfolio securities. The Funds will pay all remaining direct and indirect expenses associated with the Acquired Fund's and Acquiring Fund's participation in the Reorganization. Such other expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.
ARTICLE XI
TERMINATION
This Agreement may be terminated by the Acquiring Fund Registrant or Acquired Fund Registrant on or before the Closing Date. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund or the Acquired Fund Registrant, or their respective Trustees or officers.
This Agreement may be terminated by the mutual agreement of the Acquiring Fund Registrant and the Acquired Fund Registrant. In addition, either the Acquiring Fund Registrant or the Acquired Fund Registrant may at its option terminate this Agreement at or before the Closing Date due to:
•	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
•	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
•	a determination by a party's Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Acquired Fund Registrant or the Acquiring Fund Registrant, respectively, and notice given to the other party hereto.

ARTICLE XII
AMENDMENTS
This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY
The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant or Acquired Fund Registrant personally, but shall bind only the property of the Funds, as provided in the Declaration of Trust of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable. The execution and delivery of this Agreement have been authorized by the Trustees of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable, on behalf of the Funds and signed by authorized officers of the Acquiring Fund Registrant and Acquired Fund Registrant, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Funds as provided in the Declaration of Trust of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
FEDERATED GOVERNMENT RESERVES FUND
By: /s/ John W. McGonigle
Name: John W. McGonigle
Title: Secretary
FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
By: /s/ John W. McGonigle
Name: John W. McGonigle
Title: Secretary

ANNEX B FINANCIAL HIGHLIGHTS
The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the fiscal years ended July 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements.
For LIB, the information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
For FGRF, the information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
Financial Highlights - LIB–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.12%	0.10%	0.18%	0.18%	0.21%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	1.14%	1.12%	1.07%	1.12%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,600	$113,360	$124,032	$128,392	$159,854
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights - LIB–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.12%	0.10%	0.18%	0.18%	0.21%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	1.89%	1.86%	1.82%	1.87%	1.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,364	$5,020	$8,397	$10,689	$16,983
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights - LIB–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.12%	0.10%	0.18%	0.18%	0.21%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	1.89%	1.86%	1.83%	1.87%	1.86%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,231	$6,949	$11,202	$7,644	$9,634
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights - LIB–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.12%	0.10%	0.17%	0.18%	0.21%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	1.14%	1.11%	1.11%	1.12%	1.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,017	$1,573	$2,835	$1,212	$1,389
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights - FGRF–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	—
Net realized gain on investments	—
TOTAL FROM INVESTMENT OPERATIONS	—
Net Asset Value, End of Period	$1.00
Total Return[2]	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%[3]
Net investment income	0.00%[3]
Expense waiver/reimbursement[4]	0.86%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$218
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights - FGRF–Class B Shares
(For a Share Outstanding Throughout the Period)
Period Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	—
Net realized gain on investments	—
TOTAL FROM INVESTMENT OPERATIONS	—
Net Asset Value, End of Period	$1.00
Total Return[2]	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%[3]
Net investment income	0.00%[3]
Expense waiver/reimbursement[4]	1.16%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$18
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights - FGRF–Class C Shares
(For a Share Outstanding Throughout the Period)
Year Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	—
Net realized gain on investments	—
TOTAL FROM INVESTMENT OPERATIONS	—
Net Asset Value, End of Period	$1.00
Total Return[2]	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%[3]
Net investment income	0.00%[3]
Expense waiver/reimbursement[4]	1.16%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.

Financial Highlights - FGRF–Class F Shares
(For a Share Outstanding Throughout the Period)
Year Ended July 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	—
Net realized gain on investments	—
TOTAL FROM INVESTMENT OPERATIONS	—
Net Asset Value, End of Period	$1.00
Total Return[2]	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%[3]
Net investment income	0.00%[3]
Expense waiver/reimbursement[4]	0.86%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.

Financial Highlights - FGRF–Class P Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.11%[5]	0.10%[5]	0.18%	0.17%	0.21%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	1.18%	1.20%	1.12%	1.12%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,194,155	$11,135,915	$12,026,528	$11,201,045	$10,917,384
1	Effective July 20, 2015, the Fund's original shares were redesignated as Class P Shares.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11% and 0.10% for the years ended July 31, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 60934N732
CUSIP 60934N724
CUSIP 608919817
CUSIP 608919791
Q452750 (10/15)
Federated Securities Corp., Distributor
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
STATEMENT OF ADDITIONAL INFORMATION
October 20, 2015
ACQUISITION OF THE ASSETS OF
FEDERATED LIBERTY U.S. MONEY MARKET TRUST
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
BY AND IN EXCHANGE FOR SHARES OF
FEDERATED GOVERNMENT RESERVES FUND
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
This Statement of Additional Information dated October 20, 2015, is not a Prospectus. A Prospectus/Proxy Statement dated October 20, 2015, related to the above-referenced matter may be obtained from Federated Government Reserves Fund and/or Federated U.S. Liberty U.S. Money Market Trust, by writing or calling Federated Government Reserves Fund and/or Federated U.S. Liberty U.S. Money Market Trust, at the address and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

1.	Prospectus of Federated Government Reserves Fund, dated July 20, 2015.
2.	Statement of Additional Information of Federated Liberty U.S. Government Money Market Trust, dated September 30, 2015
3.	Statement of Additional Information of Federated Government Reserves Fund, dated July 20, 2015.
4.	Audited Financial Statements of Federated Liberty U.S. Government Money Market Trust, dated July 31, 2015.
5.	Audited Financial Statements of Federated Government Reserves Fund, dated July 31, 2015.
1

INFORMATION INCORPORATED BY REFERENCE
The Prospectus of Federated Government Reserves Fund dated July 20, 2015, is incorporated by reference to Federated Government Reserves Fund, Post-Effective Amendment No. 170 to its Registration Statement on Form N-1A (File Nos. 33-31602 and 811-5950) which was filed with the Securities and Exchange Commission (SEC) on July 17, 2015. A copy may be obtained from Federated Government Reserves Fund at 1-800-341-7400.
The Statement of Additional Information of Federated Liberty U.S. Government Money Market Trust dated September 30, 2015, is incorporated by reference to Post-Effective Amendment No. 173 to its Registration Statement on Form N-1A (File Nos. 33-31602 and 811-5950), which was filed with the SEC on September 28, 2015. A copy may be obtained from Federated Liberty U.S. Government Money Market Trust at 1-800-341-7400.
The Statement of Additional Information of Federated Government Reserves Fund dated July 20, 2015, is incorporated by reference to Federated Government Reserves Fund, Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A (File Nos. 33-31602 and 811-5950) which was filed with the Securities and Exchange Commission on July 17, 2015. A copy may be obtained from Federated Government Reserves Fund at 1-800-341-7400.
The audited financial statements of Federated Liberty U.S. Government Money Market Trust, dated July 31, 2015, are incorporated by reference to the Annual Report to shareholders of Federated Liberty U.S. Government Money Market Trust, which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on September 28, 2015.
The audited financial statements of Federated Government Reserves Fund, dated July 31, 2015, are incorporated by reference to the Annual Report to shareholders of Federated Government Reserves Fund, which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on September 28, 2015.
2

FEDERATED LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
FEDERATED GOVERNMENT reserves fund
Investment Adviser
Federated Investment Management Company.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Administrator
Federated Administrative Services
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
3

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Q452752 (10/15)
Federated Securities Corp., Distributor
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.